Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current	$ (375)	$ (533)	$ (770)	$ (1,181)
Deferred		(267)		(462)
Income tax expense	$ (375)	$ (800)	$ (770)	$ (1,643)